Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 59.7%
Aerospace & Defense - 0.7%
General Dynamics Corp.	12,553	$ 1,842,027
Northrop Grumman Corp.	8,533	2,773,310
Raytheon Technologies Corp.	53,414	3,027,506

		7,642,843

Airlines - 0.1%
Delta Air Lines, Inc.	22,702	566,869
Southwest Airlines Co.	29,433	909,185

		1,476,054

Auto Components - 0.1%
Magna International, Inc.	21,559	995,379

Automobiles - 0.1%
General Motors Co.	41,683	1,037,490

Banks - 1.8%
Bank of America Corp.	139,391	3,468,048
Citigroup, Inc.	142,051	7,103,971
Citizens Financial Group, Inc.	51,819	1,285,629
KeyCorp	175,183	2,103,948
Regions Financial Corp.	136,340	1,480,652
Truist Financial Corp.	11,827	443,040
Wells Fargo & Co.	139,908	3,394,168

		19,279,456

Beverages - 0.7%
Coca-Cola Co.	93,326	4,408,720
Constellation Brands, Inc., Class A	18,029	3,212,768

		7,621,488

Biotechnology - 1.6%
AbbVie, Inc.	78,783	7,477,295
Alexion Pharmaceuticals, Inc. (A)	17,411	1,784,453
Amgen, Inc.	4,676	1,144,077
Biogen, Inc. (A)	6,473	1,778,068
Gilead Sciences, Inc.	3,025	210,328
Regeneron Pharmaceuticals, Inc. (A)	4,357	2,753,929
Vertex Pharmaceuticals, Inc. (A)	9,274	2,522,528

		17,670,678

Building Products - 0.6%
Carrier Global Corp.	60,941	1,660,033
Masco Corp.	40,913	2,338,587
Trane Technologies PLC	18,429	2,061,652

		6,060,272

Capital Markets - 1.8%
BlackRock, Inc.	7,463	4,291,300
Charles Schwab Corp.	33,766	1,119,343
Goldman Sachs Group, Inc.	7,842	1,552,402
MarketAxess Holdings, Inc.	1,780	919,726
Morgan Stanley	82,797	4,047,117
MSCI, Inc.	2,579	969,652
S&P Global, Inc.	12,177	4,264,994
State Street Corp.	25,588	1,632,259
T. Rowe Price Group, Inc.	4,728	652,937

		19,449,730

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.0%
Air Products & Chemicals, Inc.	5,181	$ 1,485,030
Celanese Corp.	16,383	1,592,428
Dow, Inc.	31,664	1,300,124
DuPont de Nemours, Inc.	18,663	998,097
Eastman Chemical Co.	35,321	2,636,006
Linde PLC	9,019	2,210,647
LyondellBasell Industries NV, Class A	11,968	748,239

		10,970,571

Commercial Services & Supplies - 0.1%
Cintas Corp.	2,506	756,486

Communications Equipment - 0.2%
Cisco Systems, Inc.	44,119	2,078,005
Motorola Solutions, Inc.	2,338	326,852

		2,404,857

Consumer Finance - 0.3%
American Express Co.	15,494	1,445,900
Capital One Financial Corp.	34,023	2,170,668

		3,616,568

Containers & Packaging - 0.3%
Avery Dennison Corp.	11,816	1,339,226
Crown Holdings, Inc. (A)	17,207	1,231,677
Packaging Corp. of America	4,711	452,821
WestRock Co.	20,856	560,192

		3,583,916

Diversified Consumer Services - 0.0% (B)
H&R Block, Inc.	9,378	135,981

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	51,943	10,169,401
Voya Financial, Inc.	4,505	222,547

		10,391,948

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	133,259	7,659,727

Electric Utilities - 1.4%
Duke Energy Corp.	16,872	1,429,733
Entergy Corp.	35,427	3,724,441
FirstEnergy Corp.	13,505	391,645
NextEra Energy, Inc.	26,089	7,323,182
Southern Co.	20,449	1,116,720
Xcel Energy, Inc.	17,578	1,213,585

		15,199,306

Electrical Equipment - 0.6%
Eaton Corp. PLC	46,841	4,362,302
Emerson Electric Co.	25,159	1,560,110

		5,922,412

Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity, Ltd.	8,176	728,236

Entertainment - 0.8%
Electronic Arts, Inc. (A)	4,234	599,619
Netflix, Inc. (A)	15,919	7,782,481

		8,382,100

Equity Real Estate Investment Trusts - 1.2%
Camden Property Trust	16,959	1,540,047

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Equinix, Inc.	4,747	$ 3,728,674
Equity Lifestyle Properties, Inc.	9,842	672,405
Mid-America Apartment Communities, Inc.	10,566	1,259,362
Prologis, Inc.	35,471	3,739,353
Realty Income Corp.	5,048	303,132
Sun Communities, Inc.	3,236	485,173
UDR, Inc.	7,009	253,726
Ventas, Inc.	18,601	713,534

		12,695,406

Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	11,275	3,670,351
Kroger Co.	27,511	957,107

		4,627,458

Food Products - 0.4%
Conagra Brands, Inc.	11,800	441,910
Mondelez International, Inc., Class A	75,610	4,195,599

		4,637,509

Health Care Equipment & Supplies - 1.9%
ABIOMED, Inc. (A)	1,062	318,536
Baxter International, Inc.	39,617	3,422,116
Becton Dickinson & Co.	6,578	1,850,654
Boston Scientific Corp. (A)	50,535	1,949,135
DexCom, Inc. (A)	1,672	728,223
Edwards Lifesciences Corp. (A)	10,453	819,620
Intuitive Surgical, Inc. (A)	1,890	1,295,482
Medtronic PLC	68,978	6,654,997
Zimmer Biomet Holdings, Inc.	30,103	4,059,691

		21,098,454

Health Care Providers & Services - 1.7%
Anthem, Inc.	8,392	2,297,730
Cigna Corp.	18,531	3,200,118
DaVita, Inc. (A)	8,998	786,335
McKesson Corp.	23,474	3,524,856
UnitedHealth Group, Inc.	28,281	8,562,921

		18,371,960

Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings, Inc.	18,119	1,359,831
Yum! Brands, Inc.	20,599	1,875,539

		3,235,370

Household Durables - 0.2%
Lennar Corp., Class A	35,520	2,569,872

Household Products - 1.2%
Kimberly-Clark Corp.	20,319	3,089,301
Procter & Gamble Co.	76,805	10,070,671

		13,159,972

Industrial Conglomerates - 0.6%
Honeywell International, Inc.	45,341	6,772,585

Insurance - 1.2%
Allstate Corp.	36,521	3,447,217
American International Group, Inc.	20,726	666,134
Aon PLC, Class A	10,286	2,110,893
Arch Capital Group, Ltd. (A)	5,665	174,199
Everest Re Group, Ltd.	1,045	228,635
Hartford Financial Services Group, Inc.	18,880	799,002
Marsh & McLennan Cos., Inc.	12,162	1,418,089

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	7,590	$ 287,281
Progressive Corp.	38,393	3,468,424

		12,599,874

Interactive Media & Services - 3.4%
Alphabet, Inc., Class A (A)	8,015	11,925,919
Alphabet, Inc., Class C (A)	7,151	10,604,647
Facebook, Inc., Class A (A)	57,284	14,531,233

		37,061,799

Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (A)	11,224	35,520,368
Booking Holdings, Inc. (A)	1,645	2,734,204

		38,254,572

IT Services - 3.9%
Accenture PLC, Class A	20,926	4,703,746
Automatic Data Processing, Inc.	21,879	2,907,938
FleetCor Technologies, Inc. (A)	2,058	532,137
International Business Machines Corp.	31,643	3,890,191
Leidos Holdings, Inc.	27,805	2,645,924
Mastercard, Inc., Class A	38,655	11,926,227
PayPal Holdings, Inc. (A)	47,673	9,347,245
Visa, Inc., Class A	30,386	5,785,494

		41,738,902

Life Sciences Tools & Services - 0.9%
Illumina, Inc. (A)	3,489	1,333,356
Thermo Fisher Scientific, Inc.	19,228	7,959,431

		9,292,787

Machinery - 1.0%
Cummins, Inc.	16,870	3,260,296
Deere & Co.	8,845	1,559,462
Parker-Hannifin Corp.	15,914	2,847,333
Snap-on, Inc.	5,535	807,391
Stanley Black & Decker, Inc.	15,745	2,414,023

		10,888,505

Media - 1.4%
Altice USA, Inc., Class A (A)	24,959	673,643
Charter Communications, Inc., Class A (A)	12,035	6,980,300
Comcast Corp., Class A	137,507	5,885,300
Discovery, Inc., Class A (A) (C)	50,969	1,075,446
Discovery, Inc., Class C (A)	55,662	1,054,795

		15,669,484

Metals & Mining - 0.1%
Newmont Corp.	18,903	1,308,088

Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	27,046	514,145
CMS Energy Corp.	26,535	1,703,016
DTE Energy Co.	14,094	1,629,689
Sempra Energy	7,094	882,919

		4,729,769

Multiline Retail - 0.4%
Dollar Tree, Inc. (A)	13,727	1,281,416
Target Corp.	26,656	3,355,457

		4,636,873

Oil, Gas & Consumable Fuels - 1.5%
Cabot Oil & Gas Corp.	11,386	212,918
Cheniere Energy, Inc. (A)	14,406	712,809

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	58,845	$ 4,939,449
Diamondback Energy, Inc.	20,488	816,652
EOG Resources, Inc.	55,499	2,600,128
Exxon Mobil Corp.	27,957	1,176,430
Kinder Morgan, Inc.	52,188	735,851
Phillips 66	34,881	2,163,320
Pioneer Natural Resources Co.	25,797	2,500,245
Williams Cos., Inc.	28,789	550,734

		16,408,536

Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	108,427	6,360,328
Eli Lilly & Co.	36,105	5,426,221
Johnson & Johnson	42,237	6,156,465
Merck & Co., Inc.	99,388	7,974,893
Pfizer, Inc.	34,359	1,322,134

		27,240,041

Professional Services - 0.1%
Verisk Analytics, Inc.	3,888	733,705

Road & Rail - 0.8%
CSX Corp.	33,588	2,396,168
Kansas City Southern	3,121	536,344
Lyft, Inc., Class A (A)	10,918	319,133
Norfolk Southern Corp.	26,372	5,068,962
Union Pacific Corp.	4,810	833,814

		9,154,421

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (A)	43,860	3,396,080
Analog Devices, Inc.	36,478	4,189,498
Applied Materials, Inc.	16,374	1,053,339
Intel Corp.	23,312	1,112,682
Lam Research Corp.	9,532	3,595,089
Microchip Technology, Inc.	12,752	1,297,261
Micron Technology, Inc. (A)	38,536	1,928,919
NVIDIA Corp.	12,237	5,195,708
NXP Semiconductors NV	23,738	2,789,927
Qorvo, Inc. (A)	14,231	1,823,703
QUALCOMM, Inc.	14,755	1,558,276
Texas Instruments, Inc.	46,669	5,952,631

		33,893,113

Software - 5.2%
Fortinet, Inc. (A)	3,400	470,220
Intuit, Inc.	16,256	4,980,351
Microsoft Corp.	210,562	43,167,316
salesforce.com, Inc. (A)	35,349	6,887,753
Workday, Inc., Class A (A)	5,343	966,655

		56,472,295

Specialty Retail - 2.3%
AutoZone, Inc. (A)	2,596	3,134,462
Best Buy Co., Inc.	39,341	3,917,970
Home Depot, Inc.	28,993	7,697,352
Lowe’s Cos., Inc.	39,951	5,949,103
Ross Stores, Inc.	17,255	1,547,256
TJX Cos., Inc.	48,299	2,511,065

		24,757,208

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	108,337	46,047,558
HP, Inc.	79,936	1,405,275

		47,452,833

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	14,390	$ 1,132,781
NIKE, Inc., Class B	35,013	3,417,619
Ralph Lauren Corp.	8,453	602,699

		5,153,099

Tobacco - 0.8%
Altria Group, Inc.	96,105	3,954,721
Philip Morris International, Inc.	65,231	5,010,393

		8,965,114

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. (A)	36,418	3,910,565

Total Common Stocks (Cost $406,768,105)		648,475,667

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 6.64% (D)	11,963	323,001

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D)	960	21,677

Total Preferred Stocks (Cost $351,477)		344,678

	Principal	Value
ASSET-BACKED SECURITIES - 2.9%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 269,629	302,940
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 1.20% (D), 07/18/2027 (E)	785,691	778,588
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	298,025	297,874
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	323,845	322,038
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 1.48% (D), 10/18/2030 (E)	1,975,000	1,948,766
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (E)	276,693	280,127
ICG CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 1.49% (D), 01/20/2030 (E)	668,469	654,705
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	499,316	524,081

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	$ 840,335	$ 916,461
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	402,660	408,753
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 1.62% (D), 04/15/2029 (E)	1,159,029	1,149,979
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (D), 04/25/2057 (E)	133,486	134,448
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	92,039	92,103
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	94,511	94,464
Series 2019-1A, Class A,
2.89%, 11/20/2036 (E)	293,256	302,286
New Residential Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.52%, 08/15/2053 (E)	1,800,000	1,780,937
Series 2019-T3, Class AT3,
2.51%, 09/15/2052 (E)	1,946,000	1,950,775
Series 2019-T4, Class AT4,
2.33%, 10/15/2051 (E)	100,000	100,147
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 1.46% (D), 01/20/2031 (E)	800,000	787,119
Ocwen Master Advance Receivables Trust
Series 2019-T1, Class AT1,
2.51%, 08/15/2050 (E)	1,066,000	1,065,777
Series 2019-T2, Class AT2,
2.42%, 08/15/2051 (E)	2,150,000	2,150,184
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	625,969	624,721
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	92,134	93,631
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	75,382	75,702
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	546,447	557,277
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 1.37% (D), 07/20/2030 (E)	2,000,000	1,964,470
Sierra Timeshare Receivables Funding LLC
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	130,149	130,735
SolarCity LMC LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	368,565	366,632
SPS Servicer Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.32%, 10/15/2052 (E)	1,040,000	1,031,722
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	184,509	185,852
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	250,577	252,129

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	$ 214,088	$ 215,530
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	308,593	313,249
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	252,948	256,585
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	593,216	606,006
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	255,366	257,183
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	555,620	561,248
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	765,935	787,139
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	794,667	811,131
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	339,646	348,411
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	928,718	961,706
Series 2018-3, Class A1,
3.75% (D), 05/25/2058 (E)	1,340,823	1,444,404
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	872,304	924,595
Series 2019-1, Class A1,
3.75% (D), 03/25/2058 (E)	180,571	194,241
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (E)	1,155,000	1,189,501
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	119,561	119,115
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	477,963	477,010
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 1.41% (D), 10/20/2028 (E)	808,064	801,442

Total Asset-Backed Securities (Cost $31,351,199)		31,593,919

CORPORATE DEBT SECURITIES - 13.6%
Aerospace & Defense - 0.3%
BAE Systems PLC
3.40%, 04/15/2030 (E)	356,000	401,385
Boeing Co.
3.50%, 03/01/2039	1,202,000	1,111,676
5.15%, 05/01/2030	737,000	804,103
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025 (E)	312,000	346,642
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	414,000	460,001

		3,123,807

Airlines - 0.3%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	639,444	601,429
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	1,039,906	1,019,534
JetBlue Pass-Through Trust
2.75%, 11/15/2033	731,965	688,259

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust
3.75%, 03/03/2028	$ 717,478	$ 662,310
US Airways Pass-Through Trust
5.38%, 05/15/2023	608,873	500,978

		3,472,510

Auto Components - 0.0% (B)
BorgWarner, Inc.
3.38%, 03/15/2025 (C)	321,000	349,100

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	422,000	459,280
6.25%, 10/02/2043	112,000	133,394

		592,674

Banks - 2.1%
Banco Santander SA
2.75%, 05/28/2025	1,000,000	1,056,278
Bank of America Corp.
Fixed until 06/19/2040, 2.68% (D), 06/19/2041, MTN	632,000	672,987
Fixed until 01/23/2025, 3.37% (D), 01/23/2026	1,936,000	2,136,902
Fixed until 12/20/2027, 3.42% (D), 12/20/2028	1,097,000	1,239,492
Barclays Bank PLC
10.18%, 06/12/2021 (E)	633,000	679,880
Barclays PLC
5.20%, 05/12/2026	349,000	396,705
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (D), 06/09/2026 (E)	325,000	338,505
CIT Group, Inc.
4.13%, 03/09/2021	70,000	70,262
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	1,824,000	2,055,825
Commerzbank AG
8.13%, 09/19/2023 (E)	1,117,000	1,290,672
Credit Agricole SA
3.25%, 01/14/2030 (E)	1,316,000	1,446,702
Credit Suisse AG
2.80%, 04/08/2022	269,000	279,550
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (D), 12/20/2025 (E)	939,000	1,006,876
Discover Bank
3.45%, 07/27/2026	1,163,000	1,273,065
ING Groep NV
Fixed until 07/01/2025, 1.40% (D), 07/01/2026 (E)	573,000	582,838
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	420,000	441,990
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (D), 05/13/2031	943,000	1,027,105
Fixed until 04/22/2040, 3.11% (D), 04/22/2041	929,000	1,053,417
4.13%, 12/15/2026	841,000	985,497

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (D), 11/07/2023	$ 303,000	$ 316,859
Fixed until 07/09/2024, 3.87% (D), 07/09/2025	466,000	513,355
Macquarie Bank, Ltd.
3.62%, 06/03/2030 (E)	628,000	672,240
National Australia Bank, Ltd.
Fixed until 08/02/2029, 3.93% (D), 08/02/2034 (E)	282,000	318,153
Truist Financial Corp.
1.95%, 06/05/2030, MTN	577,000	608,159
Wells Fargo & Co.
4.10%, 06/03/2026, MTN	1,368,000	1,550,296
Fixed until 06/15/2024 (F), 5.90% (D)	340,000	345,950

		22,359,560

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	563,000	645,960
4.15%, 01/23/2025	316,000	360,600
4.44%, 10/06/2048	504,000	605,730
4.75%, 01/23/2029	662,000	814,734
Constellation Brands, Inc.
3.15%, 08/01/2029	335,000	370,857
3.70%, 12/06/2026	152,000	175,427
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	913,000	1,036,381
Pernod Ricard SA
4.45%, 01/15/2022 (E)	385,000	406,056
5.75%, 04/07/2021 (E)	543,000	562,535

		4,978,280

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	403,000	449,836
4.05%, 11/21/2039 (E)	344,000	423,271
Amgen, Inc.
2.20%, 02/21/2027	571,000	609,421
Biogen, Inc.
2.25%, 05/01/2030	359,000	374,777
Gilead Sciences, Inc.
4.15%, 03/01/2047	177,000	242,956

		2,100,261

Building Products - 0.1%
Carrier Global Corp.
2.72%, 02/15/2030 (E)	665,000	702,783

Capital Markets - 0.7%
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	772,000	853,777
3.80%, 06/09/2023	738,000	796,135
Goldman Sachs Group, Inc.
6.75%, 10/01/2037	732,000	1,099,612
Lazard Group LLC
4.50%, 09/19/2028	782,000	908,340
Morgan Stanley
Fixed until 01/22/2030, 2.70% (D), 01/22/2031, MTN	709,000	773,016
3.70%, 10/23/2024, MTN	1,260,000	1,407,962
5.00%, 11/24/2025	486,000	579,298
UBS AG
7.63%, 08/17/2022	1,047,000	1,172,514

		7,590,654

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.1%
Syngenta Finance NV
3.93%, 04/23/2021 (E)	$ 828,000	$ 836,303

Commercial Services & Supplies - 0.2%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (E)	360,000	360,454
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	186,000	193,540
3.30%, 12/01/2026 (E)	368,000	391,048
3.85%, 11/15/2024 (E)	521,000	569,385
Waste Connections, Inc.
2.60%, 02/01/2030	503,000	551,182

		2,065,609

Communications Equipment - 0.1%
Nokia OYJ
3.38%, 06/12/2022	654,000	675,255

Construction & Engineering - 0.4%
SBA Tower Trust
1.88%, 07/15/2050 (E)	546,000	549,457
2.84%, 01/15/2050 (E)	2,715,000	2,833,413
3.17%, 04/09/2047 (E)	745,000	757,294
3.45%, 03/15/2048 (E)	345,000	361,667

		4,501,831

Construction Materials - 0.2%
CRH America Finance, Inc.
4.50%, 04/04/2048 (E)	575,000	665,385
LafargeHolcim Finance LLC
4.75%, 09/22/2046 (E)	780,000	930,891
Martin Marietta Materials, Inc.
3.50%, 12/15/2027	373,000	416,223
4.25%, 12/15/2047	440,000	526,463

		2,538,962

Consumer Finance - 0.2%
Ally Financial, Inc.
3.88%, 05/21/2024	388,000	414,544
American Express Co.
4.05%, 12/03/2042	382,000	506,234
BMW US Capital LLC
2.80%, 04/11/2026 (E)	1,029,000	1,114,015

		2,034,793

Containers & Packaging - 0.0% (B)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.13%, 07/15/2023 (E)	405,000	411,197

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	65,000	81,837

Diversified Financial Services - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 09/15/2023	640,000	650,878
6.50%, 07/15/2025	152,000	163,111

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Aviation Capital Group LLC
5.50%, 12/15/2024 (E)	$ 1,296,000	$ 1,327,600
Element Fleet Management Corp.
3.85%, 06/15/2025 (E)	494,000	519,986

		2,661,575

Diversified Telecommunication Services - 0.5%
AT&T, Inc.
3.40%, 05/15/2025 (G)	1,155,000	1,284,758
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	410,000	430,500
Level 3 Financing, Inc.
3.40%, 03/01/2027 (E)	517,000	557,057
Sprint Capital Corp.
6.88%, 11/15/2028	135,000	175,055
Verizon Communications, Inc.
3.50%, 11/01/2024	1,491,000	1,661,929
5.50%, 03/16/2047	980,000	1,524,616

		5,633,915

Electric Utilities - 0.7%
Appalachian Power Co.
3.40%, 06/01/2025	809,000	899,515
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	117,000	156,148
DTE Electric Co.
4.30%, 07/01/2044	790,000	1,056,076
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	1,486,000	1,755,379
Duke Energy Progress LLC
3.60%, 09/15/2047	848,000	1,053,352
Entergy Arkansas LLC
3.70%, 06/01/2024	192,000	212,207
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	834,000	881,441
5.30%, 06/01/2042	70,000	106,662
Pacific Gas & Electric Co.
2.50%, 02/01/2031	611,000	613,180
PacifiCorp
3.60%, 04/01/2024	506,000	553,952
5.75%, 04/01/2037	117,000	174,534
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	424,000	469,838

		7,932,284

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.
2.80%, 02/15/2030	536,000	590,493
Arrow Electronics, Inc.
3.25%, 09/08/2024	232,000	247,768
3.88%, 01/12/2028	201,000	219,300
Keysight Technologies, Inc.
4.60%, 04/06/2027	724,000	855,825

		1,913,386

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	802,000	885,441
Schlumberger Investment SA
3.65%, 12/01/2023	98,000	106,454

		991,895

Equity Real Estate Investment Trusts - 0.6%
American Tower Trust #1
3.65%, 03/15/2048 (E)	755,000	819,499

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	$ 514,000	$ 553,316
Equinix, Inc.
5.38%, 05/15/2027	735,000	808,750
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	447,000	471,358
Healthpeak Properties, Inc.
3.50%, 07/15/2029	377,000	425,229
Highwoods Realty, LP
3.05%, 02/15/2030	824,000	854,112
Life Storage, LP
4.00%, 06/15/2029	563,000	637,853
Prologis, LP
2.13%, 04/15/2027	268,000	287,354
Realty Income Corp.
3.25%, 01/15/2031	273,000	306,324
Service Properties Trust
5.00%, 08/15/2022	847,000	836,269
Weyerhaeuser Co.
4.00%, 04/15/2030	604,000	702,626

		6,702,690

Food & Staples Retailing - 0.2%
Sysco Corp.
3.30%, 07/15/2026	536,000	581,991
Walmart, Inc.
3.63%, 12/15/2047	1,046,000	1,387,319

		1,969,310

Food Products - 0.1%
Campbell Soup Co.
2.38%, 04/24/2030	801,000	848,458

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories
1.40%, 06/30/2030	310,000	318,538
Alcon Finance Corp.
2.75%, 09/23/2026 (E)	600,000	657,804
Boston Scientific Corp.
4.70%, 03/01/2049	655,000	924,594
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	599,000	655,372
Stryker Corp.
1.95%, 06/15/2030	580,000	602,863

		3,159,171

Health Care Providers & Services - 0.4%
Anthem, Inc.
2.25%, 05/15/2030	526,000	556,890
Centene Corp.
3.38%, 02/15/2030	510,000	539,963
Cigna Corp.
2.40%, 03/15/2030	528,000	563,265
CVS Health Corp.
3.75%, 04/01/2030	753,000	883,435
HCA, Inc.
4.13%, 06/15/2029	235,000	275,057
5.25%, 04/15/2025	154,000	179,386
Health Care Service Corp.
2.20%, 06/01/2030 (E)	337,000	346,997
Quest Diagnostics, Inc.
4.20%, 06/30/2029	892,000	1,083,171
UnitedHealth Group, Inc.
2.00%, 05/15/2030	494,000	526,581

		4,954,745

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	$ 704,000	$ 750,660

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.
3.75%, 12/01/2027	610,000	688,975
General Electric Co.
6.88%, 01/10/2039, MTN	392,000	509,095

		1,198,070

Insurance - 0.5%
American International Group, Inc.
4.20%, 04/01/2028	466,000	551,050
4.25%, 03/15/2029	540,000	641,541
Aon Corp.
2.80%, 05/15/2030	594,000	651,296
CNA Financial Corp.
3.90%, 05/01/2029	419,000	478,334
Five Corners Funding Trust II
2.85%, 05/15/2030 (E)	813,000	880,045
Markel Corp.
3.35%, 09/17/2029	823,000	903,614
Progressive Corp.
3.20%, 03/26/2030	300,000	351,297
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	1,056,000	1,193,183

		5,650,360

Interactive Media & Services - 0.2%
Baidu, Inc.
4.38%, 05/14/2024	940,000	1,038,794
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (E)	742,000	791,889

		1,830,683

Internet & Direct Marketing Retail - 0.0% (B)
Expedia Group, Inc.
3.80%, 02/15/2028	512,000	507,016

IT Services - 0.1%
Fidelity National Information Services, Inc.
3.75%, 05/21/2029	414,000	495,976
Fiserv, Inc.
3.50%, 07/01/2029	701,000	811,265

		1,307,241

Life Sciences Tools & Services - 0.0% (B)
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	295,000	433,618

Machinery - 0.1%
Oshkosh Corp.
3.10%, 03/01/2030	153,000	159,999
Xylem, Inc.
1.95%, 01/30/2028	397,000	412,692

		572,691

Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	377,000	456,831
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (E)	300,000	294,000

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Media (continued)
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (F)	$ 738,000	$ 743,535
NBCUniversal Media LLC
4.45%, 01/15/2043	571,000	767,620

		2,261,986

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	852,000	947,933
4.75%, 04/10/2027 (E)	230,000	264,655
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	140,000	148,837

		1,361,425

Multi-Utilities - 0.1%
Black Hills Corp.
4.25%, 11/30/2023	587,000	642,340
CMS Energy Corp.
3.88%, 03/01/2024	65,000	71,282
4.88%, 03/01/2044	141,000	194,336
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	158,000	165,128

		1,073,086

Oil, Gas & Consumable Fuels - 1.0%
BP Capital Markets PLC
3.12%, 05/04/2026	1,328,000	1,457,913
Energy Transfer Operating, LP
4.90%, 02/01/2024	356,000	381,355
5.15%, 02/01/2043	559,000	533,234
5.95%, 10/01/2043	499,000	505,812
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,353,000	1,546,843
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	772,000	848,956
Nexen, Inc.
5.88%, 03/10/2035	10,000	14,431
Noble Energy, Inc.
3.25%, 10/15/2029	368,000	413,828
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,184,000	1,188,144
Petroleos Mexicanos
6.50%, 01/23/2029	385,000	355,702
6.84%, 01/23/2030 (E)	892,000	829,560
6.88%, 08/04/2026	340,000	338,405
7.69%, 01/23/2050 (E)	95,000	83,534
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	426,000	420,808
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	352,000	387,443
Shell International Finance BV
2.50%, 09/12/2026	813,000	885,817
3.75%, 09/12/2046	351,000	427,260
Williams Cos., Inc.
5.40%, 03/04/2044	97,000	116,012
7.88%, 09/01/2021	93,000	100,004

		10,835,061

Pharmaceuticals - 0.4%
AstraZeneca PLC
2.38%, 06/12/2022	551,000	569,577
4.00%, 01/17/2029	197,000	240,785
4.38%, 08/17/2048	451,000	641,188

	Principal	Value

CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Bayer US Finance II LLC
4.38%, 12/15/2028 (E)	$ 516,000	$ 610,101
Bristol-Myers Squibb Co.
3.20%, 06/15/2026	309,000	350,951
Merck & Co., Inc.
3.40%, 03/07/2029	349,000	412,423
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	691,000	867,878
Upjohn, Inc.
2.30%, 06/22/2027 (E)	311,000	326,823
Zoetis, Inc.
2.00%, 05/15/2030	377,000	398,949

		4,418,675

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	436,000	465,519
Experian Finance PLC
2.75%, 03/08/2030 (E)	682,000	749,431

		1,214,950

Road & Rail - 0.2%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (E)	964,000	852,861
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	38,000	40,280
3.75%, 04/01/2024	35,000	38,797
CSX Corp.
3.80%, 11/01/2046 - 04/15/2050	620,000	774,461

		1,706,399

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.
2.88%, 05/11/2024	489,000	529,184
KLA Corp.
3.30%, 03/01/2050	494,000	553,424
Lam Research Corp.
1.90%, 06/15/2030	418,000	442,940
3.75%, 03/15/2026	585,000	676,780
Micron Technology, Inc.
2.50%, 04/24/2023	267,000	278,754
NVIDIA Corp.
2.85%, 04/01/2030	527,000	590,190
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (E)	256,000	282,505
QUALCOMM, Inc.
3.25%, 05/20/2027 - 05/20/2050	1,086,000	1,260,639
Sensata Technologies, Inc., Co.
4.38%, 02/15/2030 (E)	403,000	430,682
Xilinx, Inc.
2.38%, 06/01/2030	574,000	622,038

		5,667,136

Software - 0.2%
Adobe, Inc.
2.15%, 02/01/2027	521,000	566,760
Infor, Inc.
1.75%, 07/15/2025 (E)	595,000	613,326
Intuit, Inc.
1.35%, 07/15/2027	435,000	445,726
Microsoft Corp.
3.30%, 02/06/2027	863,000	1,000,181

		2,625,993

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.65%, 05/11/2050	$ 375,000	$ 413,818
2.85%, 02/23/2023	719,000	762,262
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	520,000	609,739
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	476,000	522,480
Seagate HDD Cayman
4.13%, 01/15/2031 (E)	101,000	108,424
Western Digital Corp.
4.75%, 02/15/2026	855,000	928,846

		3,345,569

Tobacco - 0.2%
Altria Group, Inc.
3.40%, 05/06/2030	476,000	532,013
BAT Capital Corp.
3.22%, 08/15/2024	935,000	1,010,355
4.91%, 04/02/2030	447,000	539,235

		2,081,603

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV
3.13%, 07/16/2022	407,000	424,870
4.38%, 07/16/2042	300,000	385,445
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	1,542,000	1,567,495
3.72%, 07/15/2043 (E)	160,000	167,176
Sprint Corp.
7.25%, 09/15/2021	200,000	211,250
7.88%, 09/15/2023	390,000	452,400
T-Mobile USA, Inc.
3.88%, 04/15/2030 (E)	719,000	823,435

		4,032,071

Total Corporate Debt Securities (Cost $135,984,608)		148,057,138

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.0% (B)
Brazil Government International Bond
4.25%, 01/07/2025 (C)	330,000	355,575

Chile - 0.1%
Chile Government International Bond
3.50%, 01/25/2050	400,000	487,200

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	235,000	250,569
4.50%, 01/28/2026	850,000	944,562

		1,195,131

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	610,000	705,074
5.38%, 10/17/2023 (E)	115,000	129,174

		834,248

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,126,000	1,207,962

Panama - 0.0% (B)
Panama Government International Bond
3.88%, 03/17/2028	315,000	365,006

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 0.0% (B)
Peru Government International Bond
7.35%, 07/21/2025	$ 125,000	$ 162,188

Poland - 0.0% (B)
Republic of Poland Government International Bond
3.00%, 03/17/2023	275,000	292,368

Qatar - 0.0% (B)
Qatar Government International Bond
3.88%, 04/23/2023 (E)	200,000	215,866

Saudi Arabia - 0.1%
Saudi Government International Bond
2.38%, 10/26/2021 (E)	455,000	463,017

Total Foreign Government Obligations (Cost $5,116,162)		5,578,561

MORTGAGE-BACKED SECURITIES - 3.6%
BB-UBS Trust
Series 2012-SHOW, Class XA,
0.60% (D), 11/05/2036 (E)	3,045,000	73,514
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,145,000	1,071,459
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (E)	1,070,000	757,437
BBCMS Mortgage Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	1,600,000	1,654,359
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	78,006	83,816
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	238,737
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	162,051	166,619
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	504,435	529,956
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,310,000	1,435,032
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	37,991	37,830
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	110,000	104,514
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,150,000	1,228,632
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,415,000	2,630,588
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	2,680,000	2,865,862
Series 2016-GCT, Class C,
3.46% (D), 08/10/2029 (E)	520,000	520,685
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	830,000	806,396
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 0.84% (D), 12/27/2035 (E)	261,428	260,481

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (E)	$ 1,250,000	$ 1,240,586
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	675,000	666,036
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	700,000	712,196
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	2,066,705	1,581,262
Series 2013-C13, Class B,
4.08% (D), 01/15/2046	950,000	985,650
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (D), 04/25/2058 (E)	209,838	221,783
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	320,000	330,894
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	3,050,000	3,035,904
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	233,452	233,498
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 1.57% (D), 08/15/2034 (E)	2,226,793	2,132,145
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	154,070	158,890
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	80,258	85,887
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	194,711	208,877
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	148,782	159,072
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	363,689	388,346
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	259,001	277,141
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	256,456	270,024
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	314,211	334,970
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	731,139	789,095
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	626,055	674,847
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	1,033,885	1,110,791
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	859,470	922,036
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	356,442	381,460
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	1,997,483	2,115,391
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	1,934,765	2,026,587

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	$ 1,373,000	$ 1,424,473
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	950,000	745,290
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (D), 01/11/2037 (E)	410,000	316,526
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	560,000	566,904

Total Mortgage-Backed Securities (Cost $39,172,134)		38,562,478

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	45,000	77,520
State of California, General Obligation Unlimited
7.30%, 10/01/2039	290,000	493,673
7.60%, 11/01/2040	480,000	901,056
7.70%, 11/01/2030	340,000	345,865
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	40,000	61,483

		1,879,597

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	35,000	53,218

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	54,000	95,254

New York - 0.0% (B)
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	45,000	59,528
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	45,000	76,061
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	40,000	57,491
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	70,000	98,893

		291,973

Total Municipal Government Obligations (Cost $1,923,551)		2,320,042

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.7%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	$ 222,308	$ 253,404
5.50%, 06/01/2041	83,931	96,835
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.89%, 06/25/2027	979,343	1,052,337
3.01%, 07/25/2025	2,408,000	2,662,579
3.06% (D), 08/25/2024	1,820,000	1,975,255
3.49%, 01/25/2024	1,298,000	1,416,421
3.53% (D), 07/25/2023	1,000,000	1,082,591
Federal National Mortgage Association
3.33% (D), 10/25/2023	144,685	154,370
3.50%, 07/01/2028 - 11/01/2028	253,331	270,895
12-Month LIBOR + 1.52%, 3.53% (D), 02/01/2043	41,558	42,140
4.00%, 04/01/2026 - 06/01/2042	74,788	81,976
4.50%, 02/01/2025 - 06/01/2026	129,018	137,194
5.00%, 04/01/2039 - 11/01/2039	1,039,174	1,194,202
5.50%, 10/01/2036 - 12/01/2041	782,341	913,400
6.00%, 08/01/2036 - 06/01/2041	1,030,562	1,214,161
6.50%, 05/01/2040	95,767	110,461
Government National Mortgage Association, Interest Only STRIPS
0.74% (D), 02/16/2053	451,021	18,015
Uniform Mortgage-Backed Security
2.00%, TBA (H)	12,653,000	13,147,971
2.50%, TBA (H)	6,322,000	6,639,737
3.00%, TBA (H)	24,403,000	25,814,752
3.50%, TBA (H)	20,182,000	21,282,550
4.00%, TBA (H)	3,820,000	4,058,153

Total U.S. Government Agency Obligations (Cost $82,489,754)		83,619,399

U.S. GOVERNMENT OBLIGATIONS - 9.7%
U.S. Treasury - 8.5%
U.S. Treasury Bond
2.00%, 02/15/2050 (C)	2,135,000	2,565,086
2.25%, 08/15/2046	2,031,000	2,519,630
2.38%, 11/15/2049 (C)	1,205,000	1,559,345
2.50%, 02/15/2045 - 05/15/2046	7,240,000	9,349,231
2.75%, 08/15/2047 (C)	1,308,900	1,786,853
2.75%, 11/15/2047	1,540,000	2,106,070
2.88%, 08/15/2045 - 05/15/2049	1,208,600	1,665,638
3.00%, 05/15/2042 (C)	476,000	657,475
3.00%, 08/15/2048 - 02/15/2049	2,087,400	3,000,277
3.13%, 02/15/2042 - 05/15/2048	3,617,600	5,091,697
3.50%, 02/15/2039	2,329,000	3,381,053
3.63%, 02/15/2044	6,938,000	10,551,451
4.50%, 02/15/2036 (C)	2,035,500	3,173,392
4.75%, 02/15/2037	1,790,000	2,909,659
5.25%, 02/15/2029	2,129,000	2,982,679
U.S. Treasury Note
0.13%, 05/31/2022	865,000	865,101
0.25%, 05/31/2025 (C)	747,000	748,663
0.63%, 05/15/2030 (C)	4,150,000	4,184,367
1.13%, 06/30/2021	1,895,000	1,912,099
1.50%, 08/15/2026	575,000	615,430
1.50%, 02/15/2030 (C)	4,545,100	4,960,373
1.63%, 11/15/2022 - 08/15/2029 (C)	5,840,000	6,340,987
1.75%, 11/30/2021	3,514,000	3,589,359
2.13%, 06/30/2022	554,000	575,165
2.25%, 11/15/2025 (C)	525,100	579,989
2.25%, 11/15/2027	1,205,500	1,365,088
2.38%, 01/31/2023 - 05/15/2029	2,212,100	2,495,965
2.50%, 01/31/2024 - 05/15/2024	4,055,000	4,409,095
2.63%, 12/15/2021 - 02/15/2029 (C)	984,500	1,113,201

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note (continued)
2.88%, 05/15/2028 - 08/15/2028	$ 3,920,300	$ 4,655,878
3.13%, 11/15/2028	939,500	1,142,850

		92,853,146

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	2,314,319	2,815,316
2.50%, 01/15/2029	2,756,930	3,607,902
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	6,110,649	6,494,746

		12,917,964

Total U.S. Government Obligations (Cost $90,925,734)		105,771,110

COMMERCIAL PAPER - 5.6%
Banks - 0.9%
Bedford Row Funding Corp.
0.22% (I), 09/02/2020	638,000	637,875
DNB Bank ASA
0.22% (I), 10/07/2020	2,500,000	2,498,976
Manhattan Asset Funding Co. LLC
0.25% (I), 09/01/2020	3,500,000	3,499,247
Sumitomo Mitsui Brokerage Corp.
0.21% (I), 10/29/2020	2,762,000	2,760,566

		9,396,664

Capital Markets - 0.4%
Cedar Springs Capital Co. LLC
0.30% (I), 08/20/2020	3,750,000	3,749,406

Commercial Services & Supplies - 0.1%
Charta LLC
0.22% (I), 10/14/2020 - 10/19/2020	1,460,000	1,459,306

Diversified Financial Services - 3.5%
Atlantic Asset Securitization LLC
0.22% (I), 09/10/2020	2,200,000	2,199,462
Barton Capital Corp.
0.27% (I), 09/10/2020	3,150,000	3,149,055
Cancara Asset Securitisation LLC
0.24% (I), 10/01/2020	2,200,000	2,199,105
Chariot Funding LLC
0.23% (I), 10/05/2020	6,200,000	6,197,425
Crown Point Capital Co.
0.32% (I), 08/20/2020	3,000,000	2,999,493
Jupiter Securitization Co. LLC
0.30% (I), 08/04/2020	3,750,000	3,749,906
Le Fayette Asset Securitization LLC
0.25% (I), 08/14/2020	3,610,000	3,609,674
Lexington Parker Capital Co. LLC
0.17% (I), 08/18/2020	1,350,000	1,349,892
0.33% (I), 08/10/2020	1,000,000	999,918
LMA Americas LLC
0.24% (I), 10/08/2020	3,500,000	3,498,413
Mont Blanc Capital Corp.
0.28% (I), 08/04/2020	850,000	849,980
0.29% (I), 08/13/2020	2,750,000	2,749,734
Sheffield Receivable
0.25% (I), 09/01/2020	3,750,000	3,749,193
Starbird Funding Corp.
0.23% (I), 09/02/2020	800,000	799,837

		38,101,087

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Equity Real Estate Investment Trusts - 0.3%
Simon Property Group, Inc.
0.25% (I), 09/04/2020	$ 3,750,000	$ 3,749,115

Oil, Gas & Consumable Fuels - 0.4%
Exxon Mobil Corp.
0.30% (I), 08/19/2020	2,800,000	2,799,580
Total Capital Canada, Ltd.
0.66% (I), 08/04/2020	1,166,000	1,165,937

		3,965,517

Total Commercial Paper (Cost $60,421,095)		60,421,095

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.0%
U.S. Treasury Bill
0.11% (I), 08/06/2020	400,000	399,994
0.14% (I), 10/01/2020	3,956,000	3,955,095
0.17% (I), 09/10/2020	6,304,000	6,302,840

Total Short-Term U.S. Government Obligations (Cost $10,657,929)		10,657,929

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (I)	7,240,538	$ 7,240,538

Total Other Investment Company (Cost $7,240,538)		7,240,538

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp., 0.00% (I), dated 07/31/2020, to be repurchased at $18,579,845 on 08/03/2020. Collateralized by a U.S. Government Obligation, 2.38%, due 02/29/2024, and with a value of $18,951,496.	$ 18,579,845	18,579,845

Total Repurchase Agreement (Cost $18,579,845)		18,579,845

Total Investments (Cost $890,982,131)		1,161,222,399
Net Other Assets (Liabilities) - (6.9)%		(75,209,863)

Net Assets - 100.0%		$ 1,086,012,536

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	73	09/18/2020	$11,330,331	$11,911,775	$581,444	$—

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$648,475,667	$—	$—	$648,475,667
Preferred Stocks	344,678	—	—	344,678
Asset-Backed Securities	—	31,593,919	—	31,593,919
Corporate Debt Securities	—	148,057,138	—	148,057,138
Foreign Government Obligations	—	5,578,561	—	5,578,561
Mortgage-Backed Securities	—	38,562,478	—	38,562,478
Municipal Government Obligations	—	2,320,042	—	2,320,042
U.S. Government Agency Obligations	—	83,619,399	—	83,619,399
U.S. Government Obligations	—	105,771,110	—	105,771,110
Commercial Paper	—	60,421,095	—	60,421,095
Short-Term U.S. Government Obligations	—	10,657,929	—	10,657,929
Other Investment Company	7,240,538	—	—	7,240,538
Repurchase Agreement	—	18,579,845	—	18,579,845

Total Investments	$656,060,883	$505,161,516	$—	$1,161,222,399

Other Financial Instruments
Futures Contracts (K)	$581,444	$—	$—	$581,444

Total Other Financial Instruments	$581,444	$—	$—	$581,444

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $23,583,285, collateralized by cash collateral of $7,240,538 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $16,831,918. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $102,650,921, representing 9.5% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Restricted security. At July 31, 2020, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	AT&T, Inc. 3.40%, 05/15/2025	04/23/2015 - 10/20/2016	$1,164,736	$1,284,758	0.1%

(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Rates disclosed reflect the yields at July 31, 2020.
(J)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 14

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Funds	Page 15

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Funds	Page 16